MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, New York 10036

March 13, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc. (the “Fund”)

File Nos. 33-23166; 811-05624

Post-Effective Amendment No. 136

Dear Sir or Madam:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 136 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 137 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Class IS shares to the Global Franchise and Multi-Asset Portfolios, each an existing series of the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.296.6147 (tel) or 212.507.8213 (fax) or Allison Fumai of Dechert LLP at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Gladys Chang
Gladys Chang

Enclosures

cc: Joseph C. Benedetti